Accounting principles (Policies)	3 Months Ended
Mar. 31, 2026
Accounting Principles [Abstract]
Statement of compliance	Statement of compliance
These unaudited interim condensed consolidated financial statements as of March 31, 2026 and for the three-month periods ended
March 31, 2026 and 2025 have been prepared in accordance with IAS 34 “Interim Financial Reporting” as issued by the International
Accounting Standards Board ("IASB") and as adopted by the European Union (EU) and should be read in conjunction with the latest
Group’s annual financial statements for the years ended December 31, 2023, 2024 and 2025, prepared in accordance with the
International Financial Reporting Standards ("IFRS") as issued by IASB and as adopted by the EU.
They do not include all the information required for a complete set of financial statements prepared under IFRS. They do, however, include selected notes explaining significant events and transactions in order to understand the changes in the Group’s financial position and performance since the last annual financial statements.
The accounting policies used to prepare these unaudited interim condensed financial statements are identical to those applied by the
Group as of December 31, 2025, except for:
•the texts whose application is compulsory as from January 1, 2026;
•the specific provisions of IAS 34 used in the preparation of the unaudited interim condensed consolidated financial statements.
The Group applied the following amendments that are effective for annual reporting periods beginning on or after January 1, 2026:
•IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures – Amendments to the Classification and
Measurement of Financial Instruments.
The amendments clarify the timing of recognition and derecognition of financial assets and financial liabilities and introduce a derecognition exception that permits an entity to derecognize a financial liability before settlement date when the financial liability is settled with cash, using an electronic payment system that meets specific criteria. Adopting the amendments resulted in a change in the Group's accounting policy only for the derecognition of financial liabilities settled with cash using qualifying electronic payment systems, for which the Group has elected to apply the exception.
The change in accounting policy did not have a material effect on the Group’s unaudited interim condensed consolidated financial statements for the periods presented.
The other additional disclosures introduced by the amendments in relation to (i) investments in equity instruments designated at fair value through other comprehensive income ("FVOCI") and (ii) financial instruments not measured at fair value through profit or loss ("FVTPL") with certain contingent features are not applicable to the Group.
•IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures – Contracts Referencing Nature-dependent
Electricity.
The Group assessed that the application of these issued accounting pronouncements has no impact on the financial statements.
The standards and interpretations not yet mandatory as of March 31, 2026 are the following:
•IFRS 18 Presentation and Disclosure in Financial Statements, whose application is for annual reporting periods beginning on or after January 1, 2027, as approved by the EU on February 16, 2026;
•IFRS 19 Subsidiaries without Public Accountability: Disclosures, and the Amendments (issued on August 21,2025) whose application is for annual reporting periods beginning on or after January 1, 2027 (not yet approved by the EU), and
•IAS 21 The Effects of Changes in Foreign Exchange Rates: Translation to a Hyperinflationary Presentation Currency, whose application is for annual reporting periods beginning on or after January 1, 2027 (not yet approved by the EU).
These texts have not been early adopted. The application of the standards and interpretations issued respectively by the IASB and the
IFRS IC that are not yet effective as of March 31, 2026 is not expected to have a material impact on the Group’s consolidated financial statements. IFRS 18, issued in April 2024 and effective from January 1, 2027, will modify the presentation of the Consolidated statements of income (loss) and the Consolidated statements of cash flows.
Going concern	Going concern
The Group has incurred substantial operating losses since inception and expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. For the three-month period ended March 31, 2026, the Group had a net loss of
€(48.5) million.
Since inception, the Group has financed its operations through the issuance of ordinary shares with gross aggregate proceeds of
€1,194.7 million, of which €130 million of gross proceeds were from offerings of its ordinary shares on Euronext Paris in February
2023, €223.3 million of gross proceeds were from its offering of ordinary shares in the form of American Depository Shares ("ADS")
on the Nasdaq Global Market as well as ordinary shares in Europe (including France) and countries outside of the United States in a private placement in October 2023 and €637.5 million of gross proceeds were from the offering of ordinary shares in the form of
ADSs on the Nasdaq Global Market in July 2025 (the “Offering”), bank borrowings and structured loans for €175.0 million, reimbursements of Research Tax Credits (Crédit d’Impôt Recherche (“CIR”)) in an amount of €41.3 million, subsidies received from
Banque Publique d’Investissement (“Bpifrance”) (including €17.1 million of subsidies and €1.8 million of conditional advances) and royalty certificates in an amount of €2.9 million.
Based on the Group’s existing cash and cash equivalents and other short-term investments of €491.6 million as of March 31, 2026, the
Group expects, as of the date of issuance of these financial statements, to be able to fund its forecasted cash flow requirements into the fourth quarter of 2027. This takes into account the repurchase and cancellation by the Group of its royalty certificates in May 2026
(see Note 3.3. below), as well as management's assumptions of continued R&D expenditure related to the continuation of the Phase 3 clinical trials of obefazimod in UC, progression of the Phase 2b clinical trials for CD and the initial stages of the scale up of the commercial organization as the Group prepares for a potential launch of obefazimod in UC.
Based on the above, these financial statements have been prepared on a going concern basis.

Use of judgments and estimates	Use of judgments and estimates
In preparing these unaudited condensed consolidated financial statements, management has made judgments and estimates that affect the application of the Group’s accounting policies and the reported amounts of assets and liabilities, income and expenses. Actual values may differ from estimated values.
The significant judgments made by management in the application of the Group’s accounting policies and the key sources of estimation uncertainty are the same as those described in the annual consolidated financial statements of the Group as of December 31,
2025 accompanying the Annual Report.
Measurement of fair values
A number of the Group’s accounting policies require the measurement of fair values, for both financial and non-financial assets and liabilities.
When measuring the fair value of an asset or a liability, the Group uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly
(i.e., prices) or indirectly (i.e., derived from prices).
•Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
Seasonality of operations
The Group’s operations are not subject to significant seasonality.